Principal Life Insurance Company 711 High Street, Des Moines, IA 50392 515 247 5111 tel

October 14, 2025

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:        Principal Life Insurance Company
        Principal® Strategic Outcomes Registered Index-Linked Annuity
        Post-Effective Amendment No. 7
Registration Statement on Form N-4
        File No. 333-282081

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), Principal Life Insurance Company (the “Registrant”) certifies that: (1) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 under the Act would not have differed from that contained in the most recent amendment to the above-referenced registration statement (the “Amendment”), and (2) the text of the Amendment was filed electronically with the Securities and Exchange Commission via EDGAR on October 14, 2025.

If you have any questions regarding this filing, please call me at 317-874-3803.

Very truly yours,

/s/ Kate Stecklein

Kate Stecklein
Associate General Counsel

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